UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21614
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund                                                                                     as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.4%

Security	Shares	Value
Advertising — 1.5%
Getty Images, Inc. (1)	86,600	$6,430,916
Lamar Advertising Co. (1)	125,000	5,346,250
		$11,777,166
Aerospace & Defense — 5.4%
Alliant Techsystems, Inc. (1)	104,000	7,342,400
General Dynamics Corp.	83,800	9,179,452
L-3 Communications Holdings, Inc.	104,400	7,994,952
Northrop Grumman Corp.	167,800	9,270,950
Precision Castparts Corp.	101,089	7,874,833
		$41,662,587
Apparel — 1.7%
Nike, Inc., Class B	150,500	13,033,300
		$13,033,300
Auto and Parts — 1.0%
BorgWarner, Inc.	147,700	7,927,059
		$7,927,059
Beverages — 2.3%
Anheuser-Busch Cos., Inc.	133,600	6,112,200
PepsiCo, Inc.	212,500	11,460,125
		$17,572,325
Biotechnology — 4.2%
Amgen, Inc. (1)	123,700	7,478,902
Genzyme Corp. (1)	132,600	7,967,934
Gilead Sciences, Inc. (1)	237,700	10,456,423
Medimmune, Inc. (1)	252,800	6,754,816
		$32,658,075
Business Services — 2.2%
Cintas Corp.	180,000	6,948,000
Paychex, Inc.	318,300	10,357,482
		$17,305,482
Commercial Banks — 7.2%
Bank of New York Co., Inc.	320,000	9,209,600
Commerce Bancorp, Inc.	243,000	7,365,330
North Fork Bancorporation, Inc.	356,850	10,023,917
Sovereign Bancorporation, Inc.	311,600	6,961,144
SunTrust Banks, Inc.	159,000	11,486,160
Wells Fargo & Co.	175,400	10,801,132
		$55,847,283

Communications Equipment — 3.0%
Cisco Systems, Inc. (1)	371,100	$7,091,721
Corning, Inc. (1)	948,100	15,757,422
		$22,849,143
Computer Software — 5.0%
Microsoft Corp.	369,000	9,165,960
Oracle Corp. (1)	527,200	6,959,040
SAP AG ADR	291,100	12,604,630
VERITAS Software Corp. (1)	394,000	9,613,600
		$38,343,230
Computers & Peripherals — 0.9%
International Business Machines Corp.	95,600	7,093,520
		$7,093,520
Diversified Telecommunication Services — 1.0%
Sprint Corp.	315,300	7,910,877
		$7,910,877
Electrical Equipment — 1.6%
Emerson Electric Co.	201,900	12,644,997
		$12,644,997
Electronic Equipment & Instruments — 2.7%
Flextronics International, Ltd. (1)	882,300	11,655,183
Jabil Circuit, Inc. (1)	287,100	8,822,583
		$20,477,766
Entertainment — 1.4%
Carnival Corp.	204,100	11,133,655
		$11,133,655
Financial Services — 7.8%
American Express Co.	198,800	10,582,124
Citigroup, Inc.	237,600	10,984,248
Countrywide Financial Corp.	199,000	7,683,390
E*Trade Financial Corp. (1)	557,800	7,803,622
Goldman Sachs Group, Inc.	112,100	11,436,442
T. Rowe Price Group, Inc.	189,000	11,831,400
		$60,321,226
Health Services — 2.9%
Caremark Rx, Inc. (1)	223,500	9,950,220
UnitedHealth Group, Inc.	232,600	12,127,764
		$22,077,984
Industrial Conglomerates — 1.1%
Tyco International, Ltd.	285,300	8,330,760
		$8,330,760

Insurance — 2.2%
Aflac, Inc.	224,000	$9,694,720
MGIC Investment Corp.	108,000	7,043,760
		$16,738,480
IT Consulting — 1.3%
Accenture Ltd., Class A (1)	430,300	9,754,901
		$9,754,901
Lodging and Casinos — 1.0%
Harrah’s Entertainment, Inc.	112,000	8,071,840
		$8,071,840
Machinery — 2.4%
Caterpillar, Inc.	98,500	9,388,035
Deere & Co.	144,900	9,489,501
		$18,877,536
Managed Care — 0.8%
WellPoint, Inc. (1)	83,600	5,821,904
		$5,821,904
Media — 1.8%
Time Warner, Inc. (1)	418,500	6,993,135
Walt Disney Co.	273,100	6,876,658
		$13,869,793
Medical Products — 2.8%
Baxter International, Inc.	177,000	6,566,700
Biomet, Inc.	190,300	6,591,992
Charles River Laboratories International, Inc. (1)	171,900	8,294,175
		$21,452,867
Metals-Industrial — 3.4%
Alcoa, Inc.	315,200	8,236,176
Freeport-McMoran Copper & Gold, Inc., Class B	245,000	9,172,800
Inco, Ltd.	238,900	9,018,475
		$26,427,451
Mining — 0.7%
Newmont Mining Corp.	142,100	5,546,163
		$5,546,163
Oil and Gas — 3.8%
BP PLC ADR	175,900	10,972,642
ConocoPhillips	157,200	9,037,428
GlobalSantaFe Corp.	29,800	1,215,840
Nabors Industries, Ltd. (1)	133,000	8,062,460
		$29,288,370

Oil and Gas-Equipment and Services — 1.2%
Williams Co., Inc.	472,200	$8,971,800
		$8,971,800
Oil and Gas-Exploration and Production — 5.0%
Chesapeake Energy Corp.	411,000	9,370,800
Denbury Resources, Inc. (1)	246,000	9,783,420
Halliburton Co.	215,000	10,281,300
Noble Corp.	143,000	8,795,930
		$38,231,450
Personal Products — 2.6%
Colgate-Palmolive Co.	139,000	6,937,490
Gillette Co.	260,700	13,199,241
		$20,136,731
Pharmaceuticals — 5.3%
Allergan, Inc.	71,600	6,103,184
IVAX Corp. (1)	518,000	11,137,000
Watson Pharmaceuticals, Inc. (1)	325,700	9,627,692
Wyeth Corp.	321,300	14,297,850
		$41,165,726
Retail-Food and Drug — 4.3%
CVS Corp.	328,000	9,534,960
Safeway, Inc.	423,000	9,555,570
Walgreen Co.	315,000	14,486,850
		$33,577,380
Retail-General — 3.3%
BJ’s Wholesale Club, Inc. (1)	235,000	7,635,150
Dollar General Corp.	500,000	10,180,000
Target Corp.	140,200	7,628,282
		$25,443,432
Retail-Specialty and Apparel — 2.7%
Bed Bath and Beyond, Inc. (1)	257,500	10,758,350
Polo Ralph Lauren Corp.	233,200	10,053,252
		$20,811,602
Semiconductors & Semiconductor Equipment — 3.9%
Altera Corp. (1)	240,000	4,756,800
Broadcom Corp., Class A (1)	258,400	9,175,784
Intel Corp.	248,500	6,475,910
Linear Technology Corp.	136,100	4,993,509
Maxim Integrated Products, Inc.	115,500	4,413,255
		$29,815,258
Total Common Stocks (identified cost $735,416,255)		$782,969,119

Short-Term Investments — 2.6%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., Commercial Paper, 3.38%, 7/1/05	$16,007	$16,007,000
Investors Bank and Trust Company, Time Deposit, 3.40%, 7/1/05	3,912	3,912,000
Total Short-Term Investments (at amortized cost, $19,919,000)		$19,919,000
Total Investments — 104.0% (identified cost $755,335,255)		$802,888,119

Call Options Written — (4.6%)

	Number of	Premium
Type of Contract	Contracts	Received	Value
Accenture Ltd., Class A, Expires 8/20/05, Strike 22.50	960	$143,434	$(100,800)
Aflac Inc., Expires 08/20/05, Strike 40.00	1,100	141,598	(385,000)
Alcoa, Inc., Expires 10/22/05, Strike 27.50	1,280	207,257	(108,800)
Allergan Inc., Expires 7/16/05, Strike 75.00	716	495,814	(737,480)
Alliant Techsystems Inc., Expires 8/20/05 Strike 70.00	600	225,185	(156,000)
Altera Corp., Expires 9/17/05, Strike 20.00	1,580	233,066	(197,500)
American Express, Expires 10/22/05, Strike 55.00	875	143,858	(135,625)
Amgen, Inc., Expires 7/16/05, Strike 60.00	1,237	701,974	(129,885)
Anheuser-Busch Co., Expires 12/17/2005, Strike 50.00	550	62,926	(24,750)
Bank of New York Co., Inc (The), Expires 10/22/05, Strike 27.50	740	105,014	(148,000)
Baxter International, Inc., Expires 08/20/05, Strike 35.00	1,770	305,315	(460,200)
Bed Bath and Beyond, Inc., Expires 8/20/05, Strike 37.50	980	212,570	(509,600)
Biomet, Inc., Expires 10/22/05, Strike 37.50	685	136,184	(61,650)
BJ’s Wholesale Club, Expires 9/17/2005, Strike 30.00	1,200	273,974	(408,000)
Borgwarner, Inc., Expires 7/16/05, Strike 50.00	1,250	646,854	(450,000)
BP PLC ADR, Expires 7/16/05, Strike 60.00	1,759	328,790	(483,725)
Broadcom Corp., Expires 8/20/05, Strike 30.00	1,515	510,407	(893,850)
Caremark Rx, Inc., Expires 9/17/05, Strike 45.00	1,245	224,323	(224,100)
Carnival Corp., Expires 10/22/05, Strike 55.00	2,041	646,829	(571,480)
Caterpillar, Inc., Expires 8/20/05, Strike 90.00	705	350,313	(493,500)
Charles River Laboratories International, Inc., Expires 8/20/05, Strike 45.00	970	365,595	(378,300)
Chesapeake Energy Corp., Expires 10/22/05, Strike 25.00	2,055	209,457	(205,500)

Cintas Corp., Expires 8/20/05, Strike 40.00	830	$189,640	$(58,100)
Cisco Systems, Inc., Expires 10/22/05, Strike 17.50	780	192,587	(163,800)
Citigroup, Inc., Expires 12/17/05, Strike 47.5	1,520	284,116	(182,400)
Colgate-Palmolive Co., Expires 8/20/05, Strike 50.00	1,390	371,813	(208,500)
Commerce Bancorp, Inc., Expires 9/17/05, Strike 30.00	1,175	212,850	(205,625)
ConocoPhillips, Expires 8/20/05, Strike 50.00	860	196,463	(756,800)
Corning, Inc., Expires 11/19/05, Strike 12.50	5,000	935,024	(2,400,000)
Countrywide Financial, Expires 7/16/05, Strike 35.00	1,100	156,112	(429,000)
CVS Corp., Expires 8/20/05, Strike 27.50	1,750	176,670	(385,000)
Deere & Co., Expires 9/17/05, Strike 70.00	1,449	546,146	(152,145)
Denbury Resources, Inc., Expires 9/17/05, Strike 35.00	2,460	337,494	(1,353,000)
Dollar General Corp., Expires 8/20/05, Strike 20.00	1,800	268,956	(144,000)
E*Trade Financial Corp., Expires 7/16/05, Strike 12.00	2,460	182,034	(504,300)
Emerson Electric Co., Expires 9/17/05, Strike 65.00	1,100	169,862	(121,000)
Flextronics International, Ltd., Expires 10/22/05, Strike 12.50	4,545	497,452	(659,025)
Freeport-McMoRan Copper & Gold, Inc., Expires 11/19/05, Strike 40.00	1,495	266,213	(269,100)
General Dynamics Corp., Expires 8/20/05, Strike 105.00	555	270,229	(355,200)
Genzyme Corp., Expires 7/16/05, Strike 60.00	1,326	646,404	(238,680)
Getty Images, Inc., Expires 7/16/05, Strike 65.00	866	569,376	(788,060)
Gilead Sciences, Inc., Expires 11/19/05, Strike 40.00	2,377	895,945	(1,521,280)
Gillette Co. (The), Expires 9/17/05, Strike 50.00	2,607	686,879	(677,820)
GlobalSantaFe Corp., Expires 7/16/05, Strike 35.00	298	92,440	(178,800)
Goldman Sachs Group, Inc., Expires 7/16/05, Strike 105.00	365	181,364	(14,600)
Halliburton Co., Expires 10/22/05, Strike 47.50	2,150	778,125	(752,500)
Harrah’s Entertainment Inc., Expires 8/20/05, Strike 65.00	460	163,669	(349,600)
Inco, Ltd., Expires 7/16/05, Strike 40.00	2,389	392,823	(47,780)
Intel Corp., Expires 1/21/06, Strike 27.50	2,485	508,008	(310,625)
International Business Machine Corp., Expires 10/22/05, Strike 80.00	215	62,762	(30,100)
Ivax Corp., Expires 9/17/05, Strike 17.50	2,350	483,180	(987,000)
Jabil Circuit, Inc., Expires 9/17/05, Strike 27.50	2,871	493,629	(1,062,270)

L-3 Communications Holdings, Inc., Expires 7/16/05, Strike 70.00	1,044	$488,065	$(707,832)
Lamar Advertising Co., Expires 7/16/05, Strike 40.00	600	94,446	(186,000)
Linear Technology Corp., Expires 8/20/05, Strike 37.50	545	84,153	(49,050)
Maxim Integrated Products, Inc., Expires 8/20/05, Strike 40.00	340	56,746	(25,500)
Medimmune, Inc., Expires 9/17/05, Strike 27.50	1,740	173,063	(200,100)
MGIC Investment Corp., Expires 9/17/05, Strike 60.00	380	103,320	(231,800)
Microsoft Corp., Expires 7/16/05, Strike 25.00	1,100	89,014	(16,500)
Nabor Industries, Ltd., Expires 9/17/05, Strike 60.00	905	389,205	(352,950)
Newmont Mining Corp., Expires 9/17/05, Strike 37.50	350	114,413	(103,250)
Nike, Inc., Class B, Expires 7/16/05, Strike 85.00	1,505	342,143	(383,775)
Noble Corp., Expires 9/17/05, Strike 50.00	585	291,288	(707,850)
North Fork Bancorporation, Inc., Expires 11/19/05, Strike 27.50	1,170	180,671	(251,550)
Northrop Grumman Corp., Expires 8/20/05, Strike 55.00	1,678	280,091	(243,310)
Oracle Corp., Expires 09/17/05, Strike 13.00	720	77,397	(50,400)
Paychex, Inc., Expires 9/17/05, Strike 30.00	1,415	204,355	(424,500)
PepsiCo, Inc., Expires 7/16/05, Strike 55.00	2,125	355,926	(63,750)
Polo Ralph Lauren Corp., Expires 7/16/05, Strike 40.00	2,332	659,771	(722,920)
Precision Castparts Corp., Expires 9/17/05, Strike 75.00	675	269,056	(324,000)
Safeway, Inc., Expires 9/17/05, Strike 20.00	1,450	256,388	(420,500)
SAP AG ADR, Expires 9/17/05, Strike 42.50	2,035	278,640	(498,575)
Sovereign Bancorporation, Inc., Expires 10/22/05, Strike 20.00	570	112,238	(151,050)
Sprint Corp., Expires 8/20/05, Strike 22.50	1,780	190,320	(480,600)
SunTrust Banks, Inc., Expires 10/22/05, Strike 75.00	1,590	257,452	(254,400)
T. Rowe Price Group Inc., Expires 10/22/05, Strike 60.00	1,065	326,101	(457,950)
Target Corp., Expires 7/16/05, Strike 50.00	775	168,104	(356,500)
Time Warner, Inc., Expires 10/22/05, Strike 17.00	2,180	198,224	(163,500)
Tyco International Ltd., Expires 10/22/05, Strike 30.00	1,125	182,698	(142,875)
UnitedHealth Group, Expires 9/17/05, Strike 50.00	2,326	783,683	(883,880)
VERITAS Software Corp., Expires 8/20/05, Strike 20.00	2,770	408,411	(1,246,500)

Walgreen Co., Expires 7/16/05, Strike 42.50	1,415	$214,967	$(495,250)
Walt Disney Co., Expires 10/22/05, Strike 25.00	1,490	367,906	(199,660)
Watson Pharmaceuticals, Inc., Expires 8/20/05, Strike 30.00	3,257	413,435	(325,700)
WellPoint, Inc., Expires 9/17/05, Strike 70.00	836	244,033	(284,240)
Wells Fargo & Co., Expires 10/22/05, Strike 60.00	730	132,793	(211,700)
Williams Co., Inc. (The), Expires 8/20/05, Strike 17.50	2,825	358,597	(536,750)
Wyeth Corp., Expires 10/22/05, Strike 45.00	3,212	439,853	(546,040)
Total Call Options Written (premiums received $27,465,968)			$(35,270,562)
Other Assets, Less Liabilities — 0.6%			$4,760,802
Net Assets — 100.0%			$772,378,359

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$755,335,255
Gross unrealized appreciation	$61,571,795
Gross unrealized depreciation	(14,018,931)
Net unrealized appreciation	$47,552,864

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	August 29, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 29, 2005